Employee Benefit Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employee Benefit Plans [Abstract]
Percentage of pretax compensation eligible to defer	100.00%
Matching contributions	$ 0	$ 0